Mortgage Loans Payable	12 Months Ended
Dec. 31, 2011
Debt Disclosure [Text Block]

Note 9—Mortgage Loans Payable

At December 31, 2011, the Account had outstanding mortgage loans payable secured by the following properties (in millions):

Property	Interest Rate and Payment Frequency(3)	Principal Amounts as of		Maturity
		December 31, 2011	December 31, 2010
Ontario Industrial Portfolio(1)	7.42% paid monthly	$—	$8.2	May 1, 2011
1 & 7 Westferry Circus(1)(2)(5)	5.40% paid quarterly	203.9	210.2	November 15, 2012
Reserve at Sugarloaf(1)(5)	5.49% paid monthly	24.3	24.7	June 1, 2013
South Frisco Village	5.85% paid monthly	26.3	26.3	June 1, 2013
Fourth & Madison	6.40% paid monthly	145.0	145.0	August 21, 2013
1001 Pennsylvania Avenue	6.40% paid monthly	210.0	210.0	August 21, 2013
50 Fremont	6.40% paid monthly	135.0	135.0	August 21, 2013
Pacific Plaza(1)(5)	5.55% paid monthly	8.2	8.4	September 1, 2013
Wilshire Rodeo Plaza(5)	5.28% paid monthly	112.7	112.7	April 11, 2014
1401 H Street(1)(5)	5.97% paid monthly	112.3	113.7	December 7, 2014
1050 Lenox Park Apartments(5)	4.43% paid monthly	24.0	24.0	August 1, 2015
San Montego Apartments(5)(6)	4.47% paid monthly	21.8	21.8	August 1, 2015
Montecito Apartments(5)(6)	4.47% paid monthly	20.2	20.2	August 1, 2015
Phoenician Apartments(5)(6)	4.47% paid monthly	21.3	21.3	August 1, 2015
The Colorado(1)(5)	5.65% paid monthly	84.3	85.6	November 1, 2015
99 High Street	5.52% paid monthly	185.0	185.0	November 11, 2015
The Legacy at Westwood(1)(5)	5.95% paid monthly	40.5	41.0	December 1, 2015
Regents Court(1)(5)	5.76% paid monthly	34.5	35.0	December 1, 2015
The Caruth(1)(5)	5.71% paid monthly	40.4	40.9	December 1, 2015
Lincoln Centre	5.51% paid monthly	153.0	153.0	February 1, 2016
The Legend at Kierland(5)(7)	4.97% paid monthly	21.8	21.8	August 1, 2017
The Tradition at Kierland(5)(7)	4.97% paid monthly	25.8	25.8	August 1, 2017
Red Canyon at Palomino Park(5)(8)	5.34% paid monthly	27.1	27.1	August 1, 2020
Green River at Palomino Park(5)(8)	5.34% paid monthly	33.2	33.2	August 1, 2020
Blue Ridge at Palomino Park(5)(8)	5.34% paid monthly	33.4	33.4	August 1, 2020
Ashford Meadows(5)	5.17% paid monthly	44.6	44.6	August 1, 2020
The Corner(5)	4.66% paid monthly	105.0	—	June 1, 2021
Publix at Weston Commons(5)	5.08% paid monthly	35.0	35.0	January 1, 2036
The Palatine(5)	4.25% paid monthly	80.0	—	December 1, 2021

Total Principal Outstanding		$2,008.6	$1,842.9
Fair Value Adjustment(4)		19.6	17.3

Total mortgage loans payable		$2,028.2	$1,860.2

(1)	The mortgage is adjusted monthly for principal payments.

(2)

The mortgage is denominated in British pounds and the principal payment had been converted to U.S. dollars using the exchange rate as of December 31, 2011. The interest rate is fixed. The cumulative foreign currency translation adjustment (since inception) was an unrealized gain of $24.0 million.

(3)	Interest rates are fixed, unless stated otherwise.

(4)

The fair value adjustment consists of the difference (positive or negative) between the principal amount of the outstanding debt and the fair value of the outstanding debt. See Note 1—Organization and Significant Accounting Policies.

(5)

These properties are each owned by separate wholly owned subsidiaries of TIAA for benefit of the Account. The assets and credit of each of these borrowing entities are not available to satisfy the debts and other obligations of the Account or any other entity or person other than such borrowing entity.

(6)	Represents mortgage loans payable on these individual properties which are held within the Houston Apartment Portfolio.

(7)	Represents mortgage loans payable on these individual properties which are held within the Kierland Apartment Portfolio.

(8)	Represents mortgage loans payable on these individual properties which are held within Palomino Park.

Principal payment schedule on mortgage loans payable as of December 31, 2011 is due as follows (in millions):

Amount
2012	$209.0
2013	552.9
2014	225.3
2015	462.5
2016	153.0
Thereafter	405.9

Total maturities	$2,008.6

On February 29, 2012 the Account entered into a $90.0 million mortgage loan payable by and between T-C Forum at Carlsbad LLC and Massachusetts Life Insurance Company. The debt matures March 1, 2022 and is interest only through March 1, 2017 at which time both principal and interest payments are due through maturity. The interest rate is fixed at 4.25% over the life of the loan.